Post-employment benefits - Summary of Post-employment Benefits (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Health Plan
Post-employment benefits	R$ 536,426	R$ 526,620
Defined benefit [member]
Health Plan
Post-employment benefits	536,040	526,322
Futura II [member] | Defined contribution [member]
Health Plan
Post-employment benefits	386	298
Futura [member] | Defined benefit [member]
Health Plan
Post-employment benefits	146,225	141,050
Health plan [member] | Health Insurance
Health Plan
Post-employment benefits	R$ 389,815	R$ 385,272